DIREXION SHARES ETF TRUST

Direxion Daily Emerging Markets Bull 3X Shares (EDC)

Direxion Daily Emerging Markets Bear 3X Shares (EDZ)

Supplement dated April 28, 2014 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2014

Effective immediately, for the Direxion Daily Emerging Markets Bull 3X Shares and the Direxion Daily Emerging Markets Bear 3X Shares (each a “Fund” and collectively, the “Funds”) the following paragraph has been added under the section “Principal Investment Risks - Emerging Markets Risk” in each Fund’s Summary Prospectus and “Additional Information Regarding Risks - Emerging Markets Risk” in the statutory section of the Funds’ Prospectus.

As the result of recent events involving the Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and a Russian bank. The United States and other nations or international organizations may impose additional economic sanctions or take other actions that may adversely affect Russian-related issuers including economic sanctions against companies in various sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, if imposed, could impair the Fund’s ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments.

For these or other reasons, in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value, the Fund could seek to suspend redemptions of Creation Units. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, the Fund could experience substantial redemptions, which may cause the Fund to experience increased transaction costs and make greater taxable distributions to shareholders of the Fund. The Fund may also change its investment objective by, for example, seeking to track an alternative index. Alternatively, the Fund could liquidate, through a liquidating trust or otherwise, all or a portion of its assets, which may be at unfavorable prices.

Questions regarding these changes may be directed to the Funds at (866) 476-7523.

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Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.

DIREXION SHARES ETF TRUST

Direxion Daily Russia Bull 3X Shares (RUSL)

Direxion Daily Russia Bear 3X Shares (RUSS)

Supplement dated April 28, 2014 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2014

Effective immediately, for the Direxion Daily Russia Bull 3X Shares and the Direxion Daily Russia Bear 3X Shares (each a “Fund” and collectively, the “Funds”) the following paragraph has been added under the section “Principal Investment Risks - Russian Securities Risk” in each Fund’s Summary Prospectus and “Additional Information Regarding Risks - Russian Securities Risk” in the statutory section of the Funds’ Prospectus.

As the result of recent events involving the Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and a Russian bank. The United States and other nations or international organizations may impose additional economic sanctions or take other actions that may adversely affect Russian-related issuers including economic sanctions against companies in various sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, if imposed, could impair the Fund’s ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments.

For these or other reasons, in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value, the Fund could seek to suspend redemptions of Creation Units. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, the Fund could experience substantial redemptions, which may cause the Fund to experience increased transaction costs and make greater taxable distributions to shareholders of the Fund. The Fund may also change its investment objective by, for example, seeking to track an alternative index. Alternatively, the Fund could liquidate, through a liquidating trust or otherwise, all or a portion of its assets, which may be at unfavorable prices.

Questions regarding these changes may be directed to the Funds at (866) 476-7523.

*        *        *         *        *

Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.